Common Stock, Treasury Stock and Additional Paid-In Capital - Treasury stock (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2011	May 21, 2010	Jul. 20, 2011	Oct. 16, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	May 17, 2010
Aggregate repurchase price					$ 99,580	$ 0	$ 0
Treasury Stock
Approved number of shares for repurchase			2,000,000						1,000,000
Number of shares repurchased	967,639			0	0			4,000
Aggregate repurchase price	$ 4,628	$ 24,680						$ 19
Approved amount of shares for repurchase				$ 20,000
Repurchase program duration			12 months	2 years